Convertible Loan	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Convertible Loan [Abstract]
CONVERTIBLE LOAN

NOTE 8 — CONVERTIBLE LOAN:

On March 28, 2017, the Company entered into a convertible loan agreement (the “CLA”) in an aggregate principal amount of up to $ 2,000. Loans under this agreement bear interest of 10% per annum. Following an amendment in March 2022, which was approved by the required majority of the CLA holders, the maturity date of the CLA was established to be the earlier of (i) January 1, 2023, (ii) event of default (as defined in the Agreement) or (iii) deemed liquidation event (as defined in the Company’s certificate of incorporation), in which the lenders are entitled to receive an amount equal to 300% of the principal amount of the loan.

The valuation was performed under alternative scenarios of consummating an IPO or remaining private.

Upon the consummation of the IPO, the CLA was automatically converted into the Company’s common stock based on its contractual terms and conditions. For further information, see Note 2 above.

The following is a roll forward of the fair values:

Year ended December 31 2022
Fair value at the beginning of the year	$4,905
Change in fair value reported in statement of comprehensive loss	1,648
Conversion to the Company’s common stock	(6,553)
Fair value at the end of the period	$—

The Company recorded other expense (income) associated with the CLA during the three and nine months ended September 30, 2023, and September 30, 2022, in the amount of $0, $0, $0 and $1,648.

NOTE 11 — CONVERTIBLE LOAN:

On March 28, 2017, the Company entered into a convertible loan agreement (the “CLA”) in an aggregate principal amount of up to $ 2,000. Loans under this agreement bear interest of 10% per annum. Following an amendment in March 2022, which was approved by the required majority of the CLA holders, the maturity date of the CLA was established to be the earlier of (i) January 1, 2023, (ii) event of default (as defined in the Agreement) or (iii) deemed liquidation event (as defined in the Company’s certificate of incorporation), in which the lenders are entitled to receive an amount equal to 300% of the principal amount of the loan. As of December 31, 2021, $1,526 had been received under the CLA.

The valuation was performed under alternative scenarios of consummating an IPO or remaining private..

The IPO scenario was estimated at 75% (2021: 37.5%) of an IPO occurring in May 2022. Upon consummation of an IPO, the holders of the CLA would have the right to convert the principal amount of the loan into common stock at a conversion price per common stock reflecting a discount of 30% plus an additional 1% for each two calendar months following March 2017.

Upon the consummation of the IPO, the CLA was automatically converted into the Company’s common stock based on its contractual terms and conditions. For further information, see Note 2 Above.

The following is a roll forward of the fair values:

	Year ended December 31
	2022	2021
Fair value at the beginning of the year	$4,905	3,563
Change in fair value reported in statement of comprehensive loss	1,648	1,342
Conversion to the Company’s common stock	(6,553)	—
Fair value at the end of the period	$—	4,905